Intangible Assets, Net - Schedule of Intangible Assets Composition by Reportable Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	$ 45,287	$ 50,658
IT professional services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	26,639
Software services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	18,648
Capitalized Software development costs [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	8,659
Capitalized Software development costs [Member] | IT professional services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	448
Capitalized Software development costs [Member] | Software services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	8,211
Customer relationship [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	30,773
Customer relationship [Member] | IT professional services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	24,034
Customer relationship [Member] | Software services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	6,739
Acquired technology [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	4,660
Acquired technology [Member] | IT professional services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	1,110
Acquired technology [Member] | Software services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	3,550
Other [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	1,195
Other [Member] | IT professional services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	1,047
Other [Member] | Software services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Intangible assets, net	$ 148